Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2022
Entity File Number	000-50912
Entity Registrant Name	AMERICAN INTERNATIONAL HOLDINGS CORP.
Entity Central Index Key	0001300524
Entity Tax Identification Number	90-1898207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4131 N. Central Expwy
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	(469)
Local Phone Number	963-2644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false